CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 150,177,045	$ 149,241,162
Investments in associates	33,046	193,802
Other financial assets at amortised cost	22,444,522	20,768,077
Deferred income tax asset	23,757	37,240
Other receivables	8,855	14,425
Total non-current assets	172,687,225	170,254,706
Current assets
Other receivables	5,976,730	3,272,184
Inventories	1,169,604	862,634
Trade receivables	10,623,500	9,279,066
Contract assets	24,043	181,115
Other financial assets at amortized cost	1,910	27,651
Other financial assets at fair value through profit or loss	13,267,914	3,201,152
Cash and cash equivalents	4,428,802	7,023,927
Total current assets	35,492,503	23,847,729
Total Assets	208,179,728	194,102,435
EQUITY
Common stock	55,909,519	55,909,519
Treasury shares	3,099,692	3,099,692
Cost of acquisition of treasury shares	(5,608,271)	(5,608,271)
Additional paid-up capital	(1,626,911)	(1,626,911)
Legal reserve	5,514,176	5,266,164
Reserve for capital expenditures, acquisition of treasury shares, and/or dividends	42,373,442	37,661,225
Accumulated retained earnings	20,931,074	4,960,229
Non-controlling interests	50	47
Total equity	120,592,771	99,661,694
Non-current liabilities
Deferred tax liabilities	10,299,983	11,280,267
Contract liabilities	5,628,101	6,116,347
Loans	51,398,757	64,803,255
Total non-current liabilities	67,326,841	82,199,869
Current liabilities
Provisions	1,295,853	1,299,158
Contract liabilities	502,366	479,972
Other payables	318,271	455,804
Taxes payables	666,053	525,992
Income tax payable	8,762,016	2,101,391
Payroll and social security taxes payable	1,424,362	1,732,791
Loans	1,180,605	1,413,970
Derivative financial instruments	42,265	0
Trade payables	6,068,325	4,231,794
Total current liabilities	20,260,116	12,240,872
Total liabilities	87,586,957	94,440,741
Total equity and liabilities	$ 208,179,728	$ 194,102,435